UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX-EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments—March 31, 2017 (Unaudited)

Municipal Bonds and Notes – 98.1% †		Principal Amount	Fair Value
Alaska – 0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	$2,500,000	$2,821,125
Arizona – 3.0%
Arizona Board of Regents State University System Revenue
5.00%	07/01/46	5,930,000	6,706,712
City of Phoenix
5.00%	07/01/19	5,000,000	5,046,942
Phoenix Civic Improvement Corp.
5.00%	07/01/30	5,400,000	6,394,788
Phoenix Civic Improvement Corp. (NPFG Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	8,847,734	(a)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	10,000,000	11,289,800
University Medical Center Corp.
6.50%	07/01/39	1,000,000	1,117,180	(b)
University of Arizona
5.00%	06/01/46	5,000,000	5,649,850
			45,053,006
Arkansas – 0.1%
University of Arkansas
5.00%	11/01/46	1,250,000	1,422,075
California – 10.5%
California Educational Facilities Authority
5.25%	10/01/39	5,000,000	5,317,100	(b)
6.13%	10/01/36	1,500,000	1,765,080
California Health Facilities Financing Authority
4.00%	11/15/41 - 10/01/47	4,000,000	4,012,520
5.50%	08/15/26	5,000,000	5,628,500
6.00%	07/01/39	5,000,000	5,548,500	(b)
6.50%	10/01/33	3,500,000	3,786,510	(b)
California State Department of Water Resources
5.00%	05/01/21 - 12/01/29	14,700,000	17,191,069
5.00%	12/01/21	5,000	5,769	(c)
5.00%	12/01/29	30,000	36,216	(b)
California State Public Works Board
5.00%	10/01/28	1,500,000	1,700,550
5.13%	10/01/31	2,000,000	2,256,040
5.25%	09/01/29	10,160,000	11,817,096
6.00%	04/01/26	8,475,000	9,309,194	(b)
California State University
4.00%	11/01/45	5,900,000	6,062,722
Los Angeles Department of Water & Power
5.00%	07/01/42 - 07/01/47	15,750,000	17,948,955
Los Angeles Harbor Department
5.00%	08/01/26	8,000,000	8,678,640
Norman Y Mineta San Jose International Airport SJC
5.00%	03/01/47	2,500,000	2,815,550	(d)
San Diego Community College District
5.00%	08/01/41	10,000,000	11,463,800	(b,e)
State of California
5.00%	02/01/31 - 08/01/46	19,220,000	21,473,143
5.25%	04/01/35 - 11/01/40	12,750,000	14,348,098
University of California
5.00%	05/15/38	4,000,000	4,527,000
			155,692,052
Colorado – 1.7%
Metro Wastewater Reclamation District
5.00%	04/01/27	1,730,000	1,983,220
Regional Transportation District
4.25%	11/01/36	3,405,000	3,729,020
5.00%	11/01/27 - 11/01/29	13,760,000	16,400,161
5.38%	06/01/31	2,500,000	2,775,350
			24,887,751
Connecticut – 5.6%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40 - 07/01/46	13,275,000	14,479,242
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/37	3,695,000	4,232,774
State of Connecticut
5.00%	01/01/22 - 05/15/27	15,600,000	17,754,500
State of Connecticut Special Tax Revenue
4.00%	09/01/36	6,000,000	6,108,240
5.00%	11/01/26 - 09/01/34	35,250,000	39,431,190
Town of Fairfield
5.00%	08/01/21	1,000,000	1,148,190
			83,154,136
Delaware – 1.7%
County of New Castle
5.00%	07/15/33 - 07/15/39	10,000,000	10,518,300	(b)
Delaware State Health Facilities Authority
5.00%	10/01/40	6,300,000	6,809,922
Delaware Transportation Authority
5.00%	06/01/45	6,680,000	7,395,294
State of Delaware
5.00%	07/01/28	825,000	921,492	(b)
5.00%	07/01/28	175,000	194,702
			25,839,710
District of Columbia – 2.9%
District of Columbia
5.00%	06/01/38 - 04/01/42	9,250,000	10,392,302
5.50%	04/01/36	15,000,000	15,995,100	(b)
District of Columbia Water & Sewer Authority
5.00%	10/01/39	10,000,000	11,371,300
5.25%	10/01/29	5,000,000	5,317,100	(b)
			43,075,802
Florida – 1.3%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000,000	1,114,910	(b)
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	9,787,846
County of Miami-Dade Special Obligation Revenue
4.00%	10/01/39	7,750,000	7,835,483
			18,738,239
Georgia – 7.6%
Athens-Clarke County Unified Government Development Authority
5.00%	06/15/31	6,050,000	6,340,218	(b)
Athens-Clarke County Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000,000	7,535,220	(b)
Atlanta Development Authority
5.25%	07/01/40	8,925,000	10,177,981
City of Atlanta Department of Aviation
5.00%	01/01/25 - 01/01/34	18,500,000	20,822,260
City of Atlanta Water & Wastewater Revenue
5.25%	11/01/30	5,690,000	6,715,907
6.25%	11/01/39	10,000,000	11,278,000	(b)
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	12,366,090	(a)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500,000	9,334,870
Municipal Electric Authority of Georgia
5.00%	01/01/35	5,500,000	6,004,130
5.25%	01/01/19	2,490,000	2,643,409
Richmond County Hospital Authority
4.00%	01/01/36	2,855,000	2,883,464
State of Georgia
4.00%	07/01/32	3,350,000	3,615,722
4.50%	01/01/29	3,000,000	3,140,100
5.00%	08/01/22 - 01/01/26	9,250,000	9,500,213	(b)
			112,357,584
Hawaii – 2.2%
City & County Honolulu Wastewater System Revenue
5.00%	07/01/36	3,500,000	4,009,320
City & County of Honolulu
5.00%	04/01/33	10,000,000	10,767,200	(b)
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800,000	17,671,352
			32,447,872
Idaho – 0.3%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000,000	4,296,440

		Principal Amount	Fair Value
Illinois – 3.8%
Chicago Transit Authority
5.00%	12/01/46	$3,000,000	$3,201,000
City of Chicago O’Hare International Airport Revenue
5.00%	01/01/41 - 01/01/46	3,000,000	3,304,300
5.25%	01/01/42	8,000,000	9,139,440
5.63%	01/01/35	5,000,000	5,607,400
5.75%	01/01/39	11,500,000	12,948,310
Illinois State Toll Highway Authority
5.00%	12/01/32	8,050,000	9,140,050
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.40%	06/15/19	2,935,000	2,986,363	(a)
5.40%	06/15/19	1,065,000	1,085,118	(a,b)
5.65%	06/15/22	375,000	441,986	(a,c)
5.65%	06/15/22	3,930,000	4,378,610	(a)
Southwestern Illinois Development Authority (NPFG Insured)
5.00%	10/01/21	195,000	195,000	(a,c)
5.00%	10/01/21	3,805,000	4,282,299	(a)
			56,709,876
Indiana – 0.7%
Indiana Municipal Power Agency
5.50%	01/01/27	2,500,000	2,691,150	(b)
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	1,370,000	1,481,874	(b)
5.75%	01/01/38	5,630,000	6,027,929
			10,200,953
Kentucky – 3.1%
Kentucky State Property & Building Commission
5.00%	02/01/33 - 04/01/37	11,705,000	12,915,551
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	9,450,000	10,151,852	(a,b)
5.25%	02/01/27	1,215,000	1,295,433	(a)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	14,340,000	16,245,929
University of Louisville
5.00%	03/01/31	4,605,000	5,338,392
			45,947,157
Louisiana – 1.1%
City of New Orleans Sewerage Service Revenue
5.00%	06/01/44 - 06/01/45	3,900,000	4,242,222
Louisiana Public Facilities Authority
5.00%	05/15/47	1,000,000	1,077,270
State of Louisiana
5.00%	09/01/19	10,050,000	10,962,842	(c)
			16,282,334
Maine – 0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	315,000	353,951	(b)
5.25%	07/01/21	1,475,000	1,642,250
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,110,070
6.00%	07/01/34	1,250,000	1,384,188	(b)
			4,490,459
Maryland – 3.9%
City of Baltimore
5.00%	07/01/38 - 07/01/46	24,375,000	27,443,850
County of Prince George’s
5.00%	09/15/24 - 09/15/25	8,790,000	10,085,035
Maryland Economic Development Corp.
5.75%	06/01/35	3,000,000	3,217,470
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/34	1,945,000	2,108,652	(b)
5.00%	07/01/34 - 08/15/41	1,355,000	1,480,983
State of Maryland
5.00%	11/01/18	4,000,000	4,250,240
Washington Suburban Sanitary Commission
4.50%	06/01/26	8,470,000	8,819,642	(b)
			57,405,872
Massachusetts – 3.3%
Massachusetts Department of Transportation
5.00%	01/01/37	10,000,000	10,751,000
Massachusetts Development Finance Agency
5.50%	11/15/36	4,000,000	4,288,920	(b)
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34	7,500,000	8,065,350
5.75%	07/01/39	5,000,000	5,296,300
Massachusetts School Building Authority
5.00%	08/15/28	5,000,000	5,758,850
Massachusetts Water Resources Authority
5.00%	08/01/32	4,140,000	4,778,305
5.00%	08/01/41	3,000,000	3,439,140	(b)
6.50%	07/15/19	5,905,000	6,210,171	(c)
			48,588,036
Michigan – 1.9%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	3,882,445
State of Michigan
5.00%	03/15/27	4,415,000	5,274,115
State of Michigan (AGMC Insured)
5.25%	09/15/27	5,000,000	5,098,250	(a,b)
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000,000	6,418,140
University of Michigan Revenue
5.00%	04/01/46 - 04/01/47	6,000,000	6,907,710
			27,580,660
Minnesota – 0.1%
Saint Cloud Health Care Revenue
5.00%	05/01/46	1,000,000	1,103,440
Missouri – 1.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	8,010,000	9,017,978
Health & Educational Facilities Authority of the State of Missouri
4.00%	11/15/42	1,000,000	993,620
4.00%	01/01/50	5,000,000	4,957,500	(f)
Kansas City Sanitary Sewer System Revenue
4.00%	01/01/40	1,725,000	1,784,133
Metropolitan St. Louis Sewer District
5.00%	05/01/45 - 05/01/46	3,000,000	3,400,410
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610,000	5,113,181
Missouri Joint Municipal Electric Utility Commission
5.00%	01/01/34	1,950,000	2,168,654
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	526,486
			27,961,962
New Jersey – 6.8%
New Jersey Economic Development Authority
5.00%	06/15/41	7,250,000	7,255,002
5.25%	06/15/40	4,000,000	4,058,200
5.50%	12/15/29	3,345,000	3,658,594	(b)
5.50%	12/15/29	1,655,000	1,760,672
New Jersey Educational Facilities Authority
4.00%	07/01/34 - 07/01/35	2,000,000	2,042,715
5.50%	09/01/30 - 09/01/33	14,700,000	15,475,473
6.00%	12/01/17	5,720,000	5,910,190	(c)
New Jersey Health Care Facilities Financing Authority
4.00%	07/01/41	6,200,000	6,049,092
New Jersey Health Care Facilities Financing Authority (AGMC Insured)
4.13%	07/01/38	6,215,000	6,260,059	(a)
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500,000	8,042,550
New Jersey State Turnpike Authority
5.00%	01/01/33 - 01/01/45	18,500,000	20,535,400
5.25%	01/01/40	10,000,000	10,577,100
New Jersey Transportation Trust Fund Authority
5.00%	06/15/45	2,250,000	2,239,718
5.25%	06/15/36	7,350,000	7,510,156
			101,374,921

		Principal Amount	Fair Value
New Mexico – 0.7%
New Mexico Finance Authority
5.00%	06/15/18 - 06/15/23	$9,200,000	$9,913,891
			9,913,891
New York – 8.3%
Long Island Power Authority
6.00%	05/01/33	7,500,000	8,255,700	(b)
Metropolitan Transportation Authority
5.00%	11/15/29 - 11/15/36	7,750,000	8,885,318
New York City Transitional Finance Authority Building Aid Revenue
5.50%	07/15/31	10,000,000	10,554,000
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%	05/01/42	5,000,000	5,157,450
5.00%	11/01/21 - 02/01/41	25,000,000	28,092,450
New York Liberty Development Corp.
5.00%	11/15/44	5,000,000	5,495,300
5.13%	01/15/44	10,000,000	10,874,000
New York State Dormitory Authority
5.00%	10/01/45	5,000,000	6,441,600
5.50%	05/01/37	2,500,000	2,726,350	(b)
6.00%	07/01/40	2,000,000	2,292,340	(b)
New York State Thruway Authority
5.00%	05/01/19	6,000,000	6,462,660
New York State Urban Development Corp.
5.50%	01/01/19	9,000,000	9,683,280
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	6,170,000	6,559,265	(b)
5.00%	11/15/26 - 11/15/38	8,330,000	9,247,347
Westchester County Healthcare Corp.
6.13%	11/01/37	2,220,000	2,585,900	(b)
6.13%	11/01/37	280,000	310,425
			123,623,385
North Carolina – 1.7%
Cape Fear Public Utility Authority
4.00%	08/01/33	1,800,000	1,928,718
City of Charlotte
5.00%	06/01/23	4,320,000	4,806,864
City of Charlotte Water & Sewer System Revenue
5.00%	07/01/38	5,000,000	5,220,200
North Carolina Capital Facilities Finance Agency
4.00%	10/01/44	2,000,000	2,091,660
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000,000	5,343,850	(b)
North Carolina Medical Care Commission
4.00%	06/01/42	1,500,000	1,539,315
State of North Carolina
4.75%	05/01/30	4,130,000	4,488,608
			25,419,215
Ohio – 4.5%
American Municipal Power Inc.
5.00%	02/15/38	4,705,000	4,870,051	(b)
5.00%	02/15/38	295,000	303,051
City of Cincinnati Water System Revenue
5.00%	12/01/36	2,500,000	2,831,750
City of Columbus
5.00%	07/01/26	15,130,000	17,974,743	(b)
5.00%	08/15/29 - 08/15/30	2,925,000	3,425,609
City of Columbus Sewerage Revenue
4.50%	06/01/32	700,000	716,660	(b)
4.75%	06/01/31	5,000,000	5,127,150	(b)
Cuyahoga Community College District
5.00%	08/01/26	1,800,000	1,989,756	(b)
Northeast Ohio Regional Sewer District
5.00%	11/15/38	12,000,000	13,422,960
Ohio Higher Educational Facility Commission
6.25%	05/01/38	5,000,000	5,406,800	(b)
Ohio State Turnpike Commission
5.25%	02/15/39	6,000,000	6,768,540
University of Cincinnati
5.00%	06/01/46	4,000,000	4,486,360
			67,323,430
Oklahoma – 0.9%
Oklahoma Capital Improvement Authority
5.00%	07/01/28 - 07/01/29	5,000,000	5,858,210
Oklahoma Turnpike Authority
4.00%	01/01/47	4,000,000	4,073,760
5.00%	01/01/28	3,500,000	3,903,130
			13,835,100
Oregon – 0.1%
Eugene Water Revenue
4.00%	08/01/45	1,000,000	1,043,490
Pennsylvania – 3.5%
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36	8,000,000	8,757,280
Delaware River Port Authority
5.00%	01/01/29	5,000,000	5,684,200
Pennsylvania State University
5.00%	09/01/41	1,200,000	1,365,852
Pennsylvania Turnpike Commission
5.00%	06/01/29	10,000,000	10,826,100	(b)
5.00%	12/01/32	1,500,000	1,657,545
5.25%	06/01/39	4,595,000	4,998,993	(b)
5.25%	06/01/39	4,905,000	5,248,154
6.00%	12/01/34	3,545,000	4,128,188	(b)
6.00%	12/01/34	8,455,000	9,638,023
Philadelphia Gas Works Co.
4.00%	10/01/37	500,000	498,610
			52,802,945
Rhode Island – 0.7%
Rhode Island Commerce Corp.
5.00%	06/15/31	5,000,000	5,686,150
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300,000	1,397,812	(b)
6.50%	09/15/28	1,000,000	1,078,820	(b)
Rhode Island Infrastructure Bank Water Pollution Control Revenue
5.00%	10/01/28	2,200,000	2,605,394
			10,768,176
South Carolina – 2.5%
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,607,338
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	6,324,395	(a)
South Carolina State Public Service Authority
5.00%	12/01/37 - 12/01/38	12,000,000	12,708,780
5.50%	01/01/38	14,970,000	16,114,606	(b)
			37,755,119
Tennessee – 0.4%
County of Shelby
5.00%	03/01/21	3,500,000	3,855,390
Knox County Health Educational & Housing Facility Board
5.00%	04/01/36	1,000,000	1,083,390
State of Tennessee
5.00%	05/01/19	1,000,000	1,043,760	(b)
			5,982,540
Texas – 8.3%
City of Austin Airport System Revenue
5.00%	11/15/46	3,000,000	3,364,470
City of Austin Water & Wastewater System Revenue
5.00%	11/15/42 - 11/15/45	18,595,000	20,762,710
City of Houston Utility System Revenue
5.00%	05/15/28 - 11/15/33	10,470,000	11,839,051
5.25%	11/15/30 - 11/15/31	12,000,000	13,523,920
County of Harris
5.00%	08/15/41	3,000,000	3,389,670
Dallas Area Rapid Transit
5.00%	12/01/41	3,160,000	3,561,478
Dallas/Fort Worth International Airport
5.25%	11/01/29	5,000,000	5,854,900
Harris County-Houston Sports Authority
5.00%	11/15/30	2,000,000	2,261,600
Judson Independent School District
4.00%	02/01/45	2,625,000	2,675,767	(e)

		Principal Amount	Fair Value
North Texas Tollway Authority
5.00%	09/01/31 - 01/01/39	$4,500,000	$5,069,280
5.75%	01/01/38 - 01/01/40	20,245,000	20,967,266	(b)
5.75%	01/01/40	1,230,000	1,268,880
6.00%	01/01/38	5,000,000	5,711,050
Texas Transportation Commission State Highway Fund
5.00%	04/01/23	9,750,000	11,471,460
The University of Texas System
5.00%	08/15/26	10,000,000	12,224,300
			123,945,802
Utah – 1.0%
Salt Lake City Corporation Airport Revenue
5.00%	07/01/47	2,500,000	2,834,050
Utah State Board of Regents
5.00%	11/01/30	4,000,000	4,369,720
Utah Transit Authority
5.00%	06/15/42	7,500,000	8,296,050
			15,499,820
Virginia – 1.5%
County of Henrico Water & Sewer Revenue
5.00%	05/01/46	2,530,000	2,909,702
University of Virginia
5.00%	04/01/47	6,000,000	6,972,840
Virginia Resources Authority
4.00%	11/01/41	5,585,000	5,814,990
5.00%	11/01/46	1,720,000	1,967,388
5.25%	11/01/38	2,390,000	2,545,326	(b)
5.25%	11/01/38	2,610,000	2,767,801
			22,978,047
Total Municipal Bonds and Notes (Cost $1,399,253,523)			1,458,322,422
Short-Term Investments – 0.8%
State Street Institutional U.S. Government Money Market Fund - Premier Shares 0.62% (Cost $12,585,145)		12,585,145	12,585,145	(g,h)
Total Investments (Cost $1,411,838,668)			1,470,907,567
Other Assets and Liabilities, net – 1.1%			15,865,394

NET ASSETS – 100.0%			$1,486,772,961

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	The security is insured by AGC, AGMC, or NPFG. The Elfun Tax-Exempt Fund had no insurance concentrations of 5% or greater as of March 31, 2017 (as a percentage of net assets).
(b)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(c)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(d)	Settlement is on a delayed delivery or when-issued basis.
(e)	At March 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBA’s.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017.
(g)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2017.

Abbreviations:

AGC	Assured Guaranty Corporation
AGMC	Assured Guaranty Municipal Company
NPFG	National Public Finance Guaranty Corporation
TBA	To Be Announced

Affiliate Table
	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/Interest Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund—Class G Shares	50,202,639	$50,202,639	25,057,848	75,260,487	—	$—	$18,555	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	80,378,423	67,793,278	12,585,145	12,585,145	17,001	—

		$50,202,639				$12,585,145	$35,556	$—

Notes to Schedule of Investments March 31, 2017 (Unaudited)

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended March 31, 2017, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities†
	Municipal Bonds and Notes	$—	$1,458,322,422	$—	$1,458,322,422
	Short-Term Investments	12,585,145	—	—	12,585,145
	Total Investments in Securities	$12,585,145	$1,458,322,422	$—	$1,470,907,567

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2017, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$1,411,915,365	$73,159,032	$(14,166,830)	$58,992,202

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: May 23, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer and Principal Financial Officer

Date: May 23, 2017